Pioneer Securitized Income Fund
Schedule of Investments  |  October 31, 2023

A: SIFFX	Y: SYFFX

Schedule of Investments  |  10/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.3%
	Asset Backed Securities — 49.8% of Net Assets
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	$ 520,027
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	365,657
200,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	202,805
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	321,455
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	228,090
243,754	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	201,102
200,000(a)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	157,326
250,000(b)	Clover CLO LLC, Series 2020-1A, Class ER, 11.955% (3 Month Term SOFR + 656 bps), 4/15/34 (144A)	235,081
130,882	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	130,615
81,860	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	81,950
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	580,897
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	195,834
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	389,471
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	199,800
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	461,558
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	173,802
400,000(b)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 11.066% (SOFR30A + 575 bps), 4/1/24 (144A)	400,039
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	154,051
300,000(b)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.092% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	230,426
455,730(b)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.021% (SOFR30A + 170 bps), 3/25/54 (144A)	456,007
1Pioneer Securitized Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	$ 562,523
122,901	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	122,040
250,000(b)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 12.005% (3 Month Term SOFR + 661 bps), 7/15/34 (144A)	231,448
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	208,196
150,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	145,401
250,000(b)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 13.105% (3 Month Term SOFR + 771 bps), 10/15/34 (144A)	220,684
270,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	269,235
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	309,387
239,422	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	227,621
251,317	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	251,867
79,793	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	80,024
299,825	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	300,018
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	364,025
180,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	179,974
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	169,640
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	79,071
450,000(a)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	50,085
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	644,548
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	629,893
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	484,825
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	482,459
Pioneer Securitized Income Fund |  | 10/31/232

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
350,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	$ 348,100
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	325,737
175,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	173,319
	Total Asset Backed Securities (Cost $13,495,886)	$12,546,113

	Collateralized Mortgage Obligations—28.4% of Net Assets
206,000(b)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 9.171% (SOFR30A + 385 bps), 9/25/31 (144A)	$ 202,618
606,924(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	568,369
290,000(b)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.571% (SOFR30A + 425 bps), 4/25/34 (144A)	294,196
240,000(b)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.271% (SOFR30A + 395 bps), 9/26/33 (144A)	239,997
85,294(a)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.241%, 7/25/51 (144A)	56,736
6,223,146(a)(c)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	64,854
500,000(b)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B2, 16.435% (SOFR30A + 1,111 bps), 10/25/48 (144A)	604,821
434,000(b)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.585% (SOFR30A + 826 bps), 7/25/49 (144A)	480,263
110,000(a)	GCAT Trust, Series 2021-CM1, Class M1, 2.276%, 4/25/65 (144A)	82,885
200,000(a)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	167,661
190,000(a)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, 3.293%, 9/27/60 (144A)	151,855
300,000(b)	Home Re, Ltd., Series 2020-1, Class B1, 12.439% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	304,968
500,000(b)	Home Re, Ltd., Series 2021-2, Class B1, 9.471% (SOFR30A + 415 bps), 1/25/34 (144A)	495,052
175,000(b)	Home Re, Ltd., Series 2022-1, Class B1, 14.321% (SOFR30A + 900 bps), 10/25/34 (144A)	187,371
4,083,735(a)(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	45,606
205,000(a)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.302%, 9/25/56 (144A)	117,738
3Pioneer Securitized Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,999,823(a)(c)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.12%, 12/25/51 (144A)	$ 46,037
6,832,936(a)(c)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.12%, 12/25/51 (144A)	36,905
263,867(b)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.121% (SOFR30A + 180 bps), 3/25/51 (144A)	240,655
150,000(b)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 9.721% (SOFR30A + 440 bps), 4/25/34 (144A)	150,825
260,000(b)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.021% (SOFR30A + 270 bps), 7/25/33 (144A)	261,537
150,000(b)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.671% (SOFR30A + 435 bps), 7/25/33 (144A)	151,464
208,747(a)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	187,918
150,000(a)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	132,450
500,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 9.635% (SOFR30A + 431 bps), 2/25/47 (144A)	534,825
500,000(b)	STACR Trust, Series 2018-HRP2, Class B2, 15.935% (SOFR30A + 1,061 bps), 2/25/47 (144A)	575,899
250,000(a)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	202,974
150,000(b)	Triangle Re, Ltd., Series 2021-3, Class B1, 10.271% (SOFR30A + 495 bps), 2/25/34 (144A)	149,270
200,000(b)	Triangle Re, Ltd., Series 2021-3, Class M2, 9.071% (SOFR30A + 375 bps), 2/25/34 (144A)	201,458
100,000	Visio Trust, Series 2020-1R, Class M1, 2.926%, 11/25/55 (144A)	81,007
170,000(a)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	138,741
	Total Collateralized Mortgage Obligations (Cost $7,284,211)	$7,156,955

	Commercial Mortgage-Backed Securities—11.7% of Net Assets
500,000(a)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	$ 449,521
250,000(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.071% (SOFR30A + 775 bps), 1/25/51 (144A)	248,058
250,000(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 12.171% (SOFR30A + 685 bps), 11/25/51 (144A)	229,775
Pioneer Securitized Income Fund |  | 10/31/234

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.321% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 237,357
250,000(b)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.95% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	242,387
498,801(b)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.185% (SOFR30A + 386 bps), 3/25/50 (144A)	476,388
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	228,027
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 8.914% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	352,245
260,000(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 6.639% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	251,544
324,187(a)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	242,022
	Total Commercial Mortgage-Backed Securities (Cost $3,376,443)	$2,957,324

	Corporate Bonds — 0.5% of Net Assets
	Airlines — 0.5%
74,685	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 75,623
47,424	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	45,440
	Total Airlines	$121,063

	Total Corporate Bonds (Cost $122,109)	$121,063

	U.S. Government and Agency Obligations — 12.9% of Net Assets
400,000	Federal National Mortgage Association, 6.000%, 11/1/53 (TBA)	$ 389,214
750,000	Federal National Mortgage Association, 6.500%, 11/1/53 (TBA)	745,426
225,000(d)	U.S. Treasury Bills, 11/7/23	224,802
5Pioneer Securitized Income Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,110,000(d)	U.S. Treasury Bills, 11/14/23	$ 1,107,880
800,000(d)	U.S. Treasury Bills, 11/21/23	797,647
	Total U.S. Government and Agency Obligations (Cost $3,274,243)	$3,264,969

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.3% (Cost $27,552,892)	$26,046,424
	OTHER ASSETS AND LIABILITIES — (3.3)%	$(832,472)
	net assets — 100.0%	$25,213,952

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2023, the value of these securities amounted to $22,215,847, or 88.1% of net assets.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2023.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Pioneer Securitized Income Fund |  | 10/31/236

Schedule of Investments  |  10/31/23
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
45	U.S. 10 Year Note (CBT)	12/19/23	$4,957,114	$4,777,735	$(179,379)
20	U.S. 5 Year Note (CBT)	12/29/23	2,127,226	2,089,531	(37,695)
			$7,084,340	$6,867,266	$(217,074)
TOTAL FUTURES CONTRACTS			$7,084,340	$6,867,266	$(217,074)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,546,113	$—	$12,546,113
Collateralized Mortgage Obligations	—	7,156,955	—	7,156,955
Commercial Mortgage-Backed Securities	—	2,957,324	—	2,957,324
Corporate Bonds	—	121,063	—	121,063
U.S. Government and Agency Obligations	—	3,264,969	—	3,264,969
Total Investments in Securities	$—	$26,046,424	$—	$26,046,424
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(217,074)	$—	$—	$(217,074)
Total Other Financial Instruments	$(217,074)	$—	$—	$(217,074)
During the period ended October 31, 2023, there were no transfers in or out of Level 3.
7Pioneer Securitized Income Fund |  | 10/31/23